Cover	Oct. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2024
Entity File Number	001-36332
Entity Registrant Name	ALDEYRA THERAPEUTICS, INC.
Entity Central Index Key	0001341235
Entity Tax Identification Number	20-1968197
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	131 Hartwell Avenue
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	761-4904
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ALDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable